Stockholders' Equity - Valuation assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exercise prices of options outstanding and exercisable
Grant date per share fair value of options	$ 0.02	$ 0.01
Valuation assumptions:
Expected volatility	32.00%	32.00%
Risk-free interest rate	2.76%	1.14%
Minimum
Valuation assumptions:
Expected term (years)	5 years 7 months 6 days	5 years
Maximum
Valuation assumptions:
Expected term (years)	6 years 2 months 12 days	6 years 1 month 6 days